OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
OTHER LIABILITIES [Abstract]
OTHER LIABILITIES
14.	OTHER LIABILITIES

The following table describes the principal components of the Company’s other liabilities (dollars in thousands):

	December 31, 2017	December 31, 2016
Current tax payable	$4,226	$2,036
Lease incentive obligation	20,306	24,757
Deferred rent	8,444	3,792
Refundable deposits	805	350
Other	5,875	9,319
Total other liabilities	$39,656	$40,254